Income tax expense	6 Months Ended
Jun. 30, 2026
Income tax expense
Income tax expense

18.Income tax expenses

Taxation on profits has been calculated on the estimated assessable profits for the period at the rates of taxation prevailing in the countries in which the Group operates respectively.

Singapore

Under the current Inland Revenue Authority of Singapore, the Company’s subsidiary incorporated in Singapore is subject to a statutory tax rate of 17% (2025: 17%).

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiary incorporated in Hong Kong is subject to 16.5% income tax on their taxable income generated from operations in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

Dubai

Under the current Dubai Ministry of Finance, the Company’s subsidiary incorporated in Dubai is subject to UAE corporate tax on their taxable income generated from operations in Dubai. As per Ministry of Finance, corporate rates are 0% for taxable income up to AED375,000 and 9% for taxable income above AED375,000.

PRC Enterprise Income Tax (“EIT”)

The Company’s subsidiary, VIE and VIE’s subsidiaries in the PRC are governed by the Enterprise Income Tax Law (“EIT Law”). Pursuant to the EIT Law and its implementation rules, enterprises in the PRC are generally subjected to tax at a statutory rate of 25%.

Cayman Islands and British Virgin Islands

Under the current tax laws of Cayman Islands, Amber International and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by Amber International to its shareholders, no Cayman Islands withholding tax will be imposed.

Amber International’s subsidiaries incorporated in the British Virgin Islands are not subject to income or capital gains taxes, estate duty, inheritance tax or gift tax. In addition, payment of dividends to the shareholders of Amber International’s subsidiaries in the British Virgin Islands are not subject to withholding tax in the British Virgin Islands.